TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Line Items]
Tax benefit period	7 years
Tax-exempt period	2 years
Reduced tax rate period	5 years
Taxes on dividends paid	25.00%
Change in corporate tax rate	25.00%
Accumulated losses	$ 294	$ 285
Capital loss carry forward	68	68
Deferred income tax assets	93	90
Deferred tax asset increase	9
Statutory tax rate percentage	25.00%	25.00%	24.00%
Theoretical tax benefit	$ 1,500	$ 1,100	$ 4,200
Deferred tax asset valuation allowance	0.00%